General and Administrative Expenses - Summary of Share Grants Measured at Fair Value (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Expense From Share Grants Transactions With Employees	₩ 101,897,000,000	₩ 48,712,000,000
Liabilities From Share Grants	₩ 193,023,000,000	₩ 135,327,000,000
Information about how fair value was measured, share options granted	The Group uses the volatility of the stock price over the previous year as the expected volatility, and uses the arithmetic mean of the price-dividend ratio of one year before, two years before, and three years before the base year as the dividend yield and uses one-year risk-free rate of Korea Treasury Bond in order to measure the fair value.
Kookmin Bank | Stock granted in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Stock granted in 2015 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 47,153
Kookmin Bank | Stock granted in 2015 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Kookmin Bank | Stock granted in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Stock granted in 2016 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 47,153
Kookmin Bank | Stock granted in 2016 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Kookmin Bank | Stock granted in 2017
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Stock granted in 2017 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 51,523
Kookmin Bank | Stock granted in 2017 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Kookmin Bank | Stock granted in 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Stock granted in 2018 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 51,523
Kookmin Bank | Stock granted in 2018 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Kookmin Bank | Stock granted in 2019
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Stock granted in 2019 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 53,308
Kookmin Bank | Stock granted in 2019 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Kookmin Bank | Stock granted in 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Stock granted in 2020 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 51,523
Kookmin Bank | Stock granted in 2020 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Kookmin Bank | Series 76
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Series 76 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 50,023
Fair value (Non-market performance condition)	50,023
Kookmin Bank | Series 76 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	56,379
Fair value (Non-market performance condition)	₩ 56,379
Kookmin Bank | Series 77
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Series 77 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 50,023
Fair value (Non-market performance condition)	50,023
Kookmin Bank | Series 77 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	56,379
Fair value (Non-market performance condition)	₩ 56,379
Kookmin Bank | Series 78
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Series 78 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 49,885
Fair value (Non-market performance condition)	50,023
Kookmin Bank | Series 78 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	56,223
Fair value (Non-market performance condition)	₩ 56,379
Kookmin Bank | Series 79
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Series 79 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 50,023
Fair value (Non-market performance condition)	50,023
Kookmin Bank | Series 79 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	56,379
Fair value (Non-market performance condition)	₩ 56,379
Kookmin Bank | Series 80
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Series 80 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 48,344
Fair value (Non-market performance condition)	48,344
Kookmin Bank | Series 80 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	53,308
Fair value (Non-market performance condition)	₩ 53,308
Kookmin Bank | Deferred grant in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Deferred grant in 2015 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Kookmin Bank | Deferred grant in 2015 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Kookmin Bank | Deferred grant in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Deferred grant in 2016 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 47,153
Kookmin Bank | Deferred grant in 2016 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Kookmin Bank | Deferred grant in 2017
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Deferred grant in 2017 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 51,523
Kookmin Bank | Deferred grant in 2017 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Kookmin Bank | Deferred Grant In 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Deferred Grant In 2018 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 51,523
Kookmin Bank | Deferred Grant In 2018 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Kookmin Bank | Deferred Grant In 2019
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Deferred Grant In 2019 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 45,096
Kookmin Bank | Deferred Grant In 2019 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Kookmin Bank | Deferred Grant In 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Deferred Grant In 2020 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 51,523
Kookmin Bank | Deferred Grant In 2020 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Kookmin Bank | Series 81
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Series 81 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 48,344
Fair value (Non-market performance condition)	48,344
Kookmin Bank | Series 81 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	56,379
Fair value (Non-market performance condition)	₩ 56,379
Kookmin Bank | Series 82
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Series 82 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 46,800
Fair value (Non-market performance condition)	46,800
Kookmin Bank | Series 82 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	51,523
Fair value (Non-market performance condition)	₩ 51,523
Kookmin Bank | Series 84
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Series 84 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 46,800
Fair value (Non-market performance condition)	46,800
Kookmin Bank | Series 84 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	51,523
Fair value (Non-market performance condition)	₩ 51,523
Kookmin Bank | Series 83
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Series 83 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 46,800
Fair value (Non-market performance condition)	46,800
Kookmin Bank | Series 83 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	51,523
Fair value (Non-market performance condition)	₩ 51,523
Kookmin Bank | Stock granted in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Kookmin Bank | Stock granted in 2021 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,023
Kookmin Bank | Stock granted in 2021 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 54,229
KB Financial Group Inc. | Stock granted in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Stock granted in 2015 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 48,344
KB Financial Group Inc. | Stock granted in 2015 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
KB Financial Group Inc. | Series 22
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Series 22 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 50,023
Fair value (Non-market performance condition)	50,023
KB Financial Group Inc. | Series 22 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	56,379
Fair value (Non-market performance condition)	₩ 56,379
KB Financial Group Inc. | Stock granted in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Stock granted in 2016 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 45,304
KB Financial Group Inc. | Stock granted in 2016 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
KB Financial Group Inc. | Series 23
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Series 23 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 50,023
Fair value (Non-market performance condition)	50,023
KB Financial Group Inc. | Series 23 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	56,379
Fair value (Non-market performance condition)	₩ 56,379
KB Financial Group Inc. | Stock granted in 2017
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Stock granted in 2017 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 51,523
KB Financial Group Inc. | Stock granted in 2017 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
KB Financial Group Inc. | Stock granted in 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Stock granted in 2018 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 51,523
KB Financial Group Inc. | Stock granted in 2018 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
KB Financial Group Inc. | Series 25
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Series 25 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 50,023
Fair value (Non-market performance condition)	50,023
KB Financial Group Inc. | Series 25 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	56,379
Fair value (Non-market performance condition)	₩ 56,379
KB Financial Group Inc. | Stock granted in 2019
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Stock granted in 2019 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 53,308
KB Financial Group Inc. | Stock granted in 2019 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
KB Financial Group Inc. | Stock granted in 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Stock granted in 2020 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 48,344
KB Financial Group Inc. | Stock granted in 2020 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
KB Financial Group Inc. | Series 27
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Series 27 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 48,344
KB Financial Group Inc. | Series 27 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 51,523
KB Financial Group Inc. | Series 28
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Series 28 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 43,391
Fair value (Non-market performance condition)	46,978
KB Financial Group Inc. | Series 28 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	47,774
Fair value (Non-market performance condition)	₩ 51,724
KB Financial Group Inc. | Deferred grant in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Deferred grant in 2015 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 48,344
KB Financial Group Inc. | Deferred grant in 2015 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
KB Financial Group Inc. | Deferred grant in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Deferred grant in 2016 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 51,523
KB Financial Group Inc. | Deferred grant in 2016 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
KB Financial Group Inc. | Deferred grant in 2017
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Deferred grant in 2017 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 53,308
KB Financial Group Inc. | Deferred grant in 2017 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
KB Financial Group Inc. | Deferred Grant In 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Deferred Grant In 2018 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 51,523
KB Financial Group Inc. | Deferred Grant In 2018 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
KB Financial Group Inc. | Deferred Grant In 2019
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Deferred Grant In 2019 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 53,308
KB Financial Group Inc. | Deferred Grant In 2019 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
KB Financial Group Inc. | Deferred Grant In 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Deferred Grant In 2020 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 48,344
KB Financial Group Inc. | Deferred Grant In 2020 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
KB Financial Group Inc. | Series 29
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Series 29 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 48,344
Fair value (Non-market performance condition)	48,344
KB Financial Group Inc. | Series 29 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	56,379
Fair value (Non-market performance condition)	₩ 56,379
KB Financial Group Inc. | Series 30
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Series 30 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 46,800
Fair value (Non-market performance condition)	46,800
KB Financial Group Inc. | Series 30 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	51,523
Fair value (Non-market performance condition)	₩ 51,523
KB Financial Group Inc. | Series 31
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Series 31 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 46,800
Fair value (Non-market performance condition)	46,800
KB Financial Group Inc. | Series 31 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	51,523
Fair value (Non-market performance condition)	₩ 51,523
KB Financial Group Inc. | Series 32
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Series 32 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 50,023
Fair value (Non-market performance condition)	50,023
KB Financial Group Inc. | Series 32 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	56,379
Fair value (Non-market performance condition)	₩ 56,379
KB Financial Group Inc. | Stock granted in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
KB Financial Group Inc. | Stock granted in 2021 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,023
KB Financial Group Inc. | Stock granted in 2021 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	53,308
Subsidiaries | Stock granted in 2010 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	53,308
Subsidiaries | Stock granted in 2010 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	53,308
Subsidiaries | Stock granted in 2011 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	53,308
Subsidiaries | Stock granted in 2011 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	53,308
Subsidiaries | Stock granted in 2012 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	51,523
Subsidiaries | Stock granted in 2012 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	53,308
Subsidiaries | Stock granted in 2013 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	51,523
Subsidiaries | Stock granted in 2013 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	53,308
Subsidiaries | Stock granted in 2014 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	51,523
Subsidiaries | Stock granted in 2014 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	51,523
Subsidiaries | Stock granted in 2015 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	46,800
Subsidiaries | Stock granted in 2015 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	56,379
Subsidiaries | Stock granted in 2016 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	46,436
Subsidiaries | Stock granted in 2016 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	56,502
Subsidiaries | Stock granted in 2017 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	45,096
Subsidiaries | Stock granted in 2017 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	61,294
Subsidiaries | Stock granted in 2018 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	45,096
Subsidiaries | Stock granted in 2018 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	56,502
Subsidiaries | Stock granted in 2019 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	45,096
Subsidiaries | Stock granted in 2019 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	56,502
Subsidiaries | Stock granted in 2020 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	45,096
Subsidiaries | Stock granted in 2020 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	56,502
Subsidiaries | Stock granted in 2021 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	46,800
Subsidiaries | Stock granted in 2021 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	56,502
Other subsidiaries | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 46,800
Other subsidiaries | Stock granted in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Other subsidiaries | Stock granted in 2015 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 46,800
Other subsidiaries | Stock granted in 2015 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,502
Other subsidiaries | Stock granted in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Other subsidiaries | Stock granted in 2016 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 46,800
Other subsidiaries | Stock granted in 2016 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,502
Other subsidiaries | Stock granted in 2017
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Other subsidiaries | Stock granted in 2017 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 45,096
Other subsidiaries | Stock granted in 2017 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,502
Other subsidiaries | Stock granted in 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Other subsidiaries | Stock granted in 2018 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 45,096
Other subsidiaries | Stock granted in 2018 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,502
Other subsidiaries | Stock granted in 2019
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Other subsidiaries | Stock granted in 2019 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 45,096
Other subsidiaries | Stock granted in 2019 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,502
Other subsidiaries | Stock granted in 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Other subsidiaries | Stock granted in 2020 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 46,800
Other subsidiaries | Stock granted in 2020 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,502
Other subsidiaries | Stock granted in 2010
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Other subsidiaries | Stock granted in 2011
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Other subsidiaries | Stock granted in 2012
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Other subsidiaries | Stock granted in 2013
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Other subsidiaries | Stock granted in 2014
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Other subsidiaries | Stock granted in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Other subsidiaries | Stock granted in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Other subsidiaries | Stock granted in 2017
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Other subsidiaries | Stock granted in 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Other subsidiaries | Stock granted in 2019
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Other subsidiaries | Stock granted in 2019 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 46,800
Other subsidiaries | Stock granted in 2019 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 56,502
Other subsidiaries | Stock granted in 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Other subsidiaries | Stock granted in 2020 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 48,344
Other subsidiaries | Stock granted in 2020 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 56,502
Other subsidiaries | Stock granted in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Other subsidiaries | Stock granted in 2021 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 46,800
Other subsidiaries | Stock granted in 2021 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 56,379
Other subsidiaries | Stock granted in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	1.35%
Other subsidiaries | Stock granted in 2021 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 54,649